Convertible Notes Payable (Details Textual) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2012	Jul. 31, 2012	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2010
Third party capital investment				$ 2,500,000	$ 2,500,000
Percentage of common share price of financing	65.00%			65.00%	65.00%
Maximum convertible notes payable issuance	2,000,000	1,000,000	2,000,000
Qualified offering common stock	5,000,000
Maximum conversion pre money valuation	20,000,000
Percentage of exercise per share on price per common share	135.00%
Description of convertible notes		On the date of a Qualified Financing, the lenders are permitted an elective conversion option to convert the outstanding principal and interest at the lower of 50% of the price per share of common stock in the Qualified Financing or $0.75 per share.	On the maturity date of the convertible notes, or the closing of a Sale of the Company, whichever occurs first, the lenders are permitted an elective conversion option to convert the outstanding principal and interest on the convertible notes at the lower of 65% of the price per share of common stock in the Qualified Financing or 65% of the common stock price using a pre-money valuation of the Company of $20 million
Percentage of price per common share on warrant to purchase two shares of common stock			135.00%
Percentage of price per common share on warrant to purchase one share of common stock		150.00%
Percentage of accrued interest on convertible notes payable						8.00%	12.00%
Debt instrument, interest rate, stated percentage	8.00%	8.00%	8.00%			8.00%	8.00%
Convertible notes matured amount				2,907,500	2,157,500
Additonal Convertible Notes Matured Amount					750,000
Maximum
Qualified financing			5,000,000
Minimum
Qualified financing			$ 2,500,000